Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Exchange Rates

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	December 31, 2019	March 31, 2019
Euro to USD	1.12165	1.12200
Colombian Peso to USD	n/a	0.00031

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods.

	Nine Months Ended December 31,
	2019	2018
Euro to USD	1.11443	n/a
Colombian Peso to USD	n/a	0.00034

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	March 31, 2020	March 31, 2019
Euro to USD	1.10314	1.12200
Colombian Peso to USD	n/a	0.00031

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods:

	Year ended March 31,
	2020	2019
Euro to USD	1.11122	1.13580
Colombian Peso to USD	n/a	0.00033

Schedule of Fixed Assets

As of December 31, 2019 fixed assets were made up of the following:

	Estimated
	Useful
	Life
	(years)	Value
Furniture, fixtures, and equipment	10	$11,372
Computer equipment	3	19,533
Data processing equipment	3	4,166,470
		4,197,375
Accumulated amortization as of December 31, 2019		(333,034)
Net book value, December 31, 2019		$3,864,341

As of March 31, 2020 and 2019 fixed assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
Furniture, fixtures, and equipment	10	$12,792	$11,372
Computer equipment	3	19,533	14,661
Data processing equipment	3	3,213,815	-
		3,246,140	26,033
Accumulated amortization		(248,529)	(12,505)
Net book value		$2,997,611	$13,528

Schedule of Long-Lived Assets

During the nine months ended December 31, 2019 we impaired the value of the customer contracts/relationships originally acquired.

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$331,000
Back office software	10	408,000
Tradename/trademark - FireFan	5	248,000
Tradename/trademark - United Games	0.45	4,000
Customer contracts/relationships	n/a	-
		991,000
Accumulated amortization as of December 31, 2019		(254,949)
Net book value, December 31, 2019		$736,051

As of March 31, 2020 and 2019 intangible assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
FireFan mobile application	4	$331,000	$331,000
Back office software	10	408,000	408,000
Tradename/trademark - FireFan	5	248,000	248,000
Tradename/trademark - United Games	0.45	4,000	4,000
Customer contracts/relationships	5	-	825,000
		991,000	1,816,000
Accumulated amortization		(298,118)	(239,315)
Net book value		$692,882	$1,576,685

Schedule of Amortization Expense

Amortization expense is expected to be as follows:

Remainder of 2020	$43,169
Fiscal year ending March 31, 2021	173,150
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	115,338
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496
$736,051

Amortization expense is expected to be as follows:

Fiscal year ending March 31, 2021	$173,150
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	115,338
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496
$692,882

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$156,448	$-	$-	$156,448
Total Assets	$156,448	$-	$-	$156,448

Derivative liability	$-	$-	$383,670	$383,670
Total Liabilities	$-	$-	$383,670	$383,670

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$142,061	$-	$-	$142,061
Total Assets	$142,061	$-	$-	$142,061

Derivative liability	$-	$-	$1,358,901	$1,358,901
Total Liabilities	$-	$-	$1,358,901	$1,358,901

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$101,610	$-	$-	$101,610
Total Assets	$101,610	$-	$-	$101,610

Derivative liability	$-	$-	$793,495	$793,495
Total Liabilities	$-	$-	$793,495	$793,495

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$142,061	$-	$-	$142,061
Total Assets	$142,061	$-	$-	$142,061

Derivative liability	$-	$-	$1,358,901	$1,358,901
Total Liabilities	$-	$-	$1,358,901	$1,358,901

Schedule of Sale and Leaseback Transactions
Fiscal year ending March 31, 2021	$8,081,463
Fiscal year ending March 31, 2022	8,158,547
Fiscal year ending March 31, 2023	8,158,547
Fiscal year ending March 31, 2024	8,158,547
Fiscal year ending March 31, 2025 and beyond	5,978,232
$38,535,336

Summary of Activity Related to Sale and Leaseback Transactions

During the nine months ended December 31, 2019 we had the following activity related to our sale and leaseback transactions:

Proceeds from sales of APEX	$9,693,141
Interest recognized on financial liability	877,352
Payments made for leased equipment	(1,341,100)
Total financial liability	9,229,393
Other current liabilities [1]	(7,576,800)
Other long-term liabilities	$1,652,593

[1] Represents lease payments to be made in the next 12 months

During the year ended March 31, 2020 we had the following activity related to our sale and leaseback transactions:

Proceeds from sales of APEX	$16,143,265
Debt extinguished with the issuance of APEX	100,000
Interest recognized on financial liability	2,257,399
Payments made for leased equipment	(3,208,000)
Total financial liability	15,292,664
Other current liabilities [1]	(11,407,200)
Other long-term liabilities, net of deferred interest	$3,885,464

[1] Represents lease payments to be made in the next 12 months

Schedule of Revenue Generated

Revenue generated for the nine months ended December 31, 2019 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$21,214,747	$-	$-	$380,871	$9,486	$21,605,104
Refunds, incentives, credits, and chargebacks	(1,887,656)	-	-	-	-	(1,887,656)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$19,327,091	$-	$-	$380,871	$9,486	$19,717,448

Revenue generated for the nine months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$21,882,005	$698,954	$5,690,380	$-	$-	$28,271,389
Refunds, incentives, credits, and chargebacks	(1,047,007)	(4,000)	(6,501)	-	-	(1,057,508)
Amounts paid to supplier	-	-	(3,871,278)	-	-	(3,871,278
Net revenue	$20,835,048	$694,954	$1,812,601	$-	$-	$23,342,603

Revenue generated for the three months ended December 31, 2019 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$5,096,886	$-	$-	$380,871	$4,117	$5,481,874
Refunds, incentives, credits, and chargebacks	(518,263)	-	-	-	-	(518,263)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$4,578,623	$-	$-	$380,871	$4,117	$4,963,611

Revenue generated for the three months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$7,204,415	$698,954	$40,779	$-	$-	$7,944,148
Refunds, incentives, credits, and chargebacks	(200,613)	(4,000)	(6,501)	-	-	(211,114)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$7,003,802	$694,954	$34,278	$-	$-	$7,773,034

Revenue generated for the year ended March 31, 2020, was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$24,471,532	$-	$-	$1,745,138	$13,279	$26,229,949
Refunds, incentives, credits, and chargebacks	(2,046,359)	-	-	-	-	(2,046,359)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$22,425,173	$-	$-	$1,745,138	$13,279	$24,183,590

Revenue generated for the year ended March 31, 2019 was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$28,518,660	$698,954	$5,775,269	$-	$-	$34,992,883
Refunds, incentives, credits, and chargebacks	(1,495,458)	(4,000)	(6,501)	-	-	(1,505,959)
Amounts paid to supplier	-	-	(3,827,843)	-	-	(3,827,843)
Net revenue	$27,023,202	$694,954	$1,940,925	$-	$-	$29,659,081

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	December 31, 2019	December 31, 2018
Options to purchase common stock	-	35,000
Warrants to purchase common stock	125,000	6,052,497
Notes convertible into common stock	11,080,447	-
Totals	11,205,447	6,087,497

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31, 2020	March 31, 2019
Options to purchase common stock	-	35,000
Warrants to purchase common stock	-	5,052,497
Notes convertible into common stock	45,743,298	52,162,055
Total	45,743,298	57,249,552